UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
September 26, 2007 to October 25, 2007

Commission File Number of issuing entity: 333-141145-07

ChaseFlex Trust Series 2007-3

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141145

Chase Mortgage Finance Corporation

(Exact name of depositor as specified in its charter)

Chase Home Finance LLC

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040

(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600

(Telephone number, including area code)

No Change

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
IA1			X
IA2			X
IA3			X
IA4			X
AP			X
AR			X
IM			X
IB1			X
IB2			X
IB3			X
IB4			X
IB5			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

Part I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On October 25, 2007 a distribution was made to holders of ChaseFlex Trust Series 2007-3.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II — OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of ChaseFlex Trust Series 2007-3, relating to the October 25, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman
By: Bruce J. Friedman
Title: Vice President

Date: October 30, 2007

EXHIBIT INDEX

Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of ChaseFlex Trust Series 2007-3, relating to the October 25, 2007 distribution.

ChaseFlex Trust Series 2007-3
October 25, 2007

Table of Contents

Pool I Certificates Distribution Report	2
Pool I Certificates Factor Report	2
Pool 2 Certificates Distribution Report	3
Pool 2 Certificates Factor Report	3
Pool 1 Exchanged Certificates Distribution Report	4
Pool 1 Exchanged Certificates Factor Report	4
Pool I Summary	5
Pool I Certificate Class Summary	7
Credit Support Percentages	7
Pool II Summary	8
Supplemental Accounts	10
Pass Through Rates	11
Certificate Interest Carryforward Detail	12
Basis Risk Certificate Interest Carryover	13
Non Supported Interest Shortfall	14
Deferred Certificate Amounts	15
Investor Supplemental Report	16

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	26,331,690.00	26,121,261.20	15,625.37	108,838.59	124,463.96	0.00	0.00	26,105,635.83
IA2	272,386,826.00	267,242,038.55	442,706.45	1,245,180.87	1,687,887.32	0.00	0.00	266,799,332.10
IA3	28,850,825.00	28,306,495.55	38,474.26	276,922.05	315,396.31	0.00	0.00	28,268,021.29
AP	688.00	685.62	0.80	0.00	0.80	0.00	0.00	684.82
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
IM	7,930,600.00	7,921,315.38	3,135.16	41,076.97	44,212.13	0.00	0.00	7,918,180.22
IB1	3,103,300.00	3,099,666.86	1,226.81	16,073.71	17,300.52	0.00	0.00	3,098,440.05
IB2	2,241,300.00	2,238,676.04	886.04	11,608.93	12,494.97	0.00	0.00	2,237,790.00
IB3	1,551,600.00	1,549,783.49	613.39	8,036.60	8,649.99	0.00	0.00	1,549,170.10
IB4	1,379,300.00	1,377,685.21	545.27	7,144.16	7,689.43	0.00	0.00	1,377,139.94
IB5	1,034,434.99	1,033,223.94	408.94	5,357.91	5,766.85	0.00	0.00	1,032,815.00
TOTALS	344,810,663.99	338,890,831.84	503,622.49	1,720,239.79	2,223,862.28	0.00	0.00	338,387,209.35
IA4	6,849,276.00	6,718,838.40	0.00	36,808.97	36,808.97	0.00	0.00	6,692,676.77

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
IA1	16165AAA2	992.00853420	0.59340551	4.13336896	4.72677447	991.41512869	5.000000%
IA2	16165AAB0	981.11220162	1.62528584	4.57136965	6.19665549	979.48691579	5.591250%
IA3	16165AAC8	981.13296760	1.33355840	9.59841010	10.93196850	979.79940920	11.739583%
AP	16165ABC7	996.54069767	1.16279070	0.00000000	1.16279070	995.37790698	0.000000%
AR	16165AAF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	5.000000%
IM	16165AAG9	998.82926639	0.39532444	5.17955388	5.57487832	998.43394195	6.222750%
IB1	16165AAH7	998.82926562	0.39532433	5.17955402	5.57487836	998.43394129	6.222750%
IB2	16165AAJ3	998.82926873	0.39532414	5.17955205	5.57487619	998.43394459	6.222750%
IB3	16165AAT1	998.82926656	0.39532740	5.17955659	5.57488399	998.43393916	6.222750%
IB4	16165AAU8	998.82926847	0.39532372	5.17955485	5.57487856	998.43394476	6.222750%
IB5	16165AAV6	998.82926427	0.39532692	5.17955217	5.57487909	998.43393735	6.222750%
TOTALS		982.83164424	1.46057690	4.98894022	6.44951712	981.37106734

CLASS	CUSIP	BEGINNING NOTIONAL	PRINCIPAL	INTEREST	TOTAL	ENDING NOTIONAL	CURRENT PASS- THRU RATE
IA4	16165AAX2	980.95600177	0.00000000	5.37414027	5.37414027	977.13638201	6.574167%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IIA1	347,373,000.00	337,645,206.77	2,910,906.21	1,528,196.27	4,439,102.48	0.00	0.00	334,734,300.56
IIA2	38,597,000.00	37,516,134.09	323,434.02	171,675.39	495,109.41	0.00	0.00	37,192,700.07
IIM1	8,097,000.00	8,097,000.00	0.00	37,322.11	37,322.11	0.00	0.00	8,097,000.00
IIM2	3,737,000.00	3,737,000.00	0.00	17,380.94	17,380.94	0.00	0.00	3,737,000.00
IIM3	2,492,000.00	2,492,000.00	0.00	11,901.90	11,901.90	0.00	0.00	2,492,000.00
IIM4	2,283,000.00	2,283,000.00	0.00	11,284.20	11,284.20	0.00	0.00	2,283,000.00
IIM5	1,454,000.00	1,454,000.00	0.00	7,671.36	7,671.36	0.00	0.00	1,454,000.00
IIM6	1,868,000.00	1,868,000.00	0.00	10,633.98	10,633.98	0.00	0.00	1,868,000.00
IIB1	1,454,000.00	1,454,000.00	0.00	8,640.70	8,640.70	0.00	0.00	1,454,000.00
IIB2	2,076,000.00	2,076,000.00	0.00	13,202.06	13,202.06	0.00	0.00	2,076,000.00
TOTALS	409,431,000.00	398,622,340.86	3,234,340.23	1,817,908.91	5,052,249.14	0.00	0.00	395,388,000.63
CE	415,244,838.10	404,435,768.60	0.00	473,413.82	473,413.82	0.00	0.00	401,201,428.37

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
IIA1	16165AAD6	971.99611590	8.37977105	4.39929491	12.77906596	963.61634485	5.431250%
IIA2	16165AAE4	971.99611602	8.37977097	4.44789466	12.82766562	963.61634505	5.491250%
IIM1	16165AAK0	1,000.00000000	0.00000000	4.60937508	4.60937508	1,000.00000000	5.531250%
IIM2	16165AAL8	1,000.00000000	0.00000000	4.65104094	4.65104094	1,000.00000000	5.581250%
IIM3	16165AAM6	1,000.00000000	0.00000000	4.77604334	4.77604334	1,000.00000000	5.731250%
IIM4	16165AAN4	1,000.00000000	0.00000000	4.94270697	4.94270697	1,000.00000000	5.931250%
IIM5	16165AAP9	1,000.00000000	0.00000000	5.27603851	5.27603851	1,000.00000000	6.331250%
IIM6	16165AAQ7	1,000.00000000	0.00000000	5.69270878	5.69270878	1,000.00000000	6.831250%
IIB1	16165AAR5	1,000.00000000	0.00000000	5.94270977	5.94270977	1,000.00000000	7.131250%
IIB2	16165AAS3	1,000.00000000	0.00000000	6.35937380	6.35937380	1,000.00000000	7.631250%
TOTALS		973.60077977	7.89959781	4.44008614	12.33968395	965.70118196

CLASS	CUSIP	BEGINNING NOTIONAL	PRINCIPAL	INTEREST	TOTAL	ENDING NOTIONAL	CURRENT PASS- THRU RATE
CE	16165AAW4	973.96940670	0.00000000	1.14008358	1.14008358	966.18041107	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA5	272,386,826.00	267,242,038.55	442,706.45	1,238,499.82	1,681,206.27	0.00	0.00	266,799,332.10
IA6	272,386,826.00	267,242,038.55	442,706.45	1,231,818.77	1,674,525.22	0.00	0.00	266,799,332.10
TOTALS	544,773,652.00	534,484,077.10	885,412.90	2,470,318.59	3,355,731.49	0.00	0.00	533,598,664.20

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA7	272,386,826.00	267,242,038.55	0.00	6,681.05	6,681.05	0.00	0.00	266,799,332.10
IA8	272,386,826.00	267,242,038.55	0.00	6,681.05	6,681.05	0.00	0.00	266,799,332.10

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
IA5	16165AAY0	981.11220162	1.62528584	4.54684185	6.17212769	979.48691579	5.561250%
IA6	16165AAZ7	981.11220162	1.62528584	4.52231405	6.14759988	979.48691579	5.531250%
TOTALS		981.11220162	1.62528584	4.53457795	6.15986379	979.48691579

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
IA7	16165ABA1	981.11220162	0.00000000	0.02452780	0.02452780	979.48691579	0.030000%
IA8	16165ABB9	981.11220162	0.00000000	0.02452780	0.02452780	979.48691579	0.030000%

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

Pool I Available Remitance Amount	2,260,671.59
Pool I Principal Remittance Amount (Total)	503,622.48
Pool I Interest Remittance Amount (Total)	1,757,049.11

Pool I Summary

Pool I Total Scheduled Principal Amount	134,170.29
Subgroup 1 AP Scheduled Principal Amount	0.80
Subgroup 1 Non-PO Scheduled Principal Amount	14,476.20
Subgroup 2 Scheduled Principal Amount	86,722.75
Subgroup 3 Scheduled Principal Amount	32,970.54

Pool I Total Unscheduled Principal Amounts	369,452.19
Subgroup 1 AP Unscheduled Principal Amount	0.00
Subgroup 1 Non-PO Unscheduled Principal Amount	1,877.46
Subgroup 2 Unscheduled Principal Amount	32,605.12
Subgroup 3 Unscheduled Principal Amount	334,969.61

Subgroup 1 One Month CPR	0.081923%
Subgroup 2 One Month CPR	0.184234%
Subgroup 3 One Month CPR	3.982657%

Pool I Total Net Liquidation Proceeds	0.00
Subgroup 1 AP Net Liquidation Proceeds	0.00
Subgroup 1 Net Liquidation Proceeds	0.00
Subgroup 2 Net Liquidation Proceeds	0.00
Subgroup 3 Net Liquidation Proceeds	0.00

Pool I Total Repurchase Proceeds	0.00
Subgroup 1 AP Repurchase Proceeds	0.00
Subgroup 1 Repurchase Proceeds	0.00
Subgroup 2 Repurchase Proceeds	0.00
Subgroup 3 Repurchase Proceeds	0.00

Pool I Total Beginning Principal Balance of Mortgage Loans	338,890,832.35
Subgroup 1 AP Beginning Principal Balance	686.12
Subgroup 1 Beginning Principal Balance	27,504,350.20
Subgroup 2 Beginning Principal Balance	212,279,517.78
Subgroup 3 Beginning Principal Balance	99,105,592.13

Pool I Total Ending Principal Balance of Mortgage Loans	338,387,209.87
Subgroup 1 AP Ending Principal Balance	685.32
Subgroup 1 Ending Principal Balance	27,487,997.34
Subgroup 2 Ending Principal Balance	212,160,189.91
Subgroup 3 Ending Principal Balance	98,737,651.98

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

Pool I & Pool II Aggregate Amount of Servicer Advances	681,334.55

Pool I & Pool II Aggregate Amount of Recovered Servicer Advances	852,095.24

Pool I Aggregate Number of Outstanding Mortgage Loans	760.00

Pool I Weighted Average Coupon	6.477649%
Subgroup 1 Weighted Average Coupon	6.083197%
Subgroup 2 Weighted Average Coupon	6.413315%
Subgroup 3 Weighted Average Coupon	6.724922%

Pool I Weighted Average Remaining Term	655

Pool I Total Gross Interest	1,829,345.80
Subgroup 1 AP Gross Interest	3.00
Subgroup 1 Gross Interest	139,432.13
Subgroup 2 Gross Interest	1,134,512.87
Subgroup 3 Gross Interest	555,397.80

Pool I Total Servicing Fees	72,296.57
Subgroup 1 Servicing Fees	5,867.74
Subgroup 2 Servicing Fees	45,286.30
Subgroup 3 Servicing Fees	21,142.53

Pool 1 Current Period Aggregate Realized Losses	0.00
Current Period Subgroup 1 Realized Losses	0.00
Current Period Subgroup 2 Realized Losses	0.00
Current Period Subgroup 3 Realized Losses	0.00

Pool 1 Cumulative Realized Losses	0.00
Cumulative Subgroup 1 Realized Losses	0.00
Cumulative Subgroup 2 Realized Losses	0.00
Cumulative Subgroup 3 Realized Losses	0.00

Fraud Loss Amount	10,300,868.00
Bankruptcy Loss Amount	68,050.00
Special Hazard Loss Amount	4,000,000.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

Pool I Certificate Class Summary
	Class Principal Balance	Class Percentage
Class A	321,670,480.91	94.918614%
Class AP	685.62	0.000092%
Class A Subgroup 1	26,121,261.20	94.969012%
Class A Subgroup 2	201,484,798.40	94.914856%
Class A Subgroup 3	94,063,735.69	94.912642%
Class IM	7,921,315.38	1.065658%
Class IB	9,299,035.54	4.015728%

Credit Support Percentages
	Original Credit Support	Current Credit Support
Class IM	2.70%	2.74%
Class IB1	1.80%	1.83%
Class IB2	1.15%	1.17%
Class IB3	0.70%	0.71%
Class IB4	0.30%	0.30%

Class IA2 Subgroup 2 Beginning Sub-Balance	179,897,141.25
Class IA2 Subgroup 3 Beginning Sub-Balance	87,344,897.29
Class IA3 Subgroup 2 Beginning Sub-Balance	21,587,657.15
Class IA3 Subgroup 3 Beginning Sub-Balance	6,718,838.40

Class IA2 Subgroup 2 Ending Sub-Balance	179,794,535.99
Class IA2 Subgroup 3 Ending Sub-Balance	87,004,796.10
Class IA3 Subgroup 2 Ending Sub-Balance	21,575,344.52
Class IA3 Subgroup 3 Ending Sub-Balance	6,692,676.77

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

Pool II Principal Funds:
Scheduled Principal Payments	125,020.79
Principal Prepayments (Total)	3,095,053.93
Curtailments	14,256.35
Curtailment Interest Adjustments	9.16
Repurchase Principal	0.00
Substitution Amounts	0.00
Net Liquidation Proceeds	0.00
Other Principal Adjustments	0.00
Non Recoverable Principal Advances	0.00
Repurchase Principal Adjustments	0.00
Pool II Interest Funds:
Gross Interest	2,416,487.99
Non Recoverable Interest Advances	0.00
Servicing Fees	86,279.63

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected	0
Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected	0.00
Amount of Prepayment Penalties Collected	0.00

Pool II Available Remitance Amount	5,564,548.59
Pool II Principal Remittance Amount (Total)	3,234,340.23
Pool II Interest Remittance Amount (Total)	2,330,208.36

Pool II Summary:
Pool II Beginning Number of Loans Outstanding	947

Pool II Ending Number of Loans Outstanding	939

Pool II Beginning Aggregate Loan Balance	404,435,768.60

Pool II Ending Aggregate Loan Balance	401,201,428.37

Pool II Weighted Average Remaning Term To Maturity	355

Pool II Net Weighted Average Coupon Rate	6.79858%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

Pool II Loss Detail:

Pool II Current Realized Losses- Reduced by Recoveries	0.00

Pool II Cumulative Realized Losses - Reduced by Recoveries	0.00

Current Applied Losses	0.00
Cumulative Applied Losses	0.00
Recoveries	0.00

Trigger Event (Effective July 2010)	NO
TEST I - Trigger Event Occurrence	NO
(Is Delinquency Percentage > 49.65% of of Senior Enhancement Percetage ?)
Delinquency Percentage	0.00000%
49.65% of of Senior Enhancement Percetage	3.62281%
OR
TEST II - Trigger Event Occurrence	NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal	0.00000%
Required Cumulative Loss %	0.00000%

STEP-DOWN DATE
Has Step-Down Date Occured ?	NO

Pool II O/C Reporting
Targeted Overcollateralization Amount	5,813,427.73
Ending Overcollateralization Amount	5,813,427.74
Ending Overcollateralization Deficiency	0.00
Overcollateralization Release Amount	0.00
Monthly Excess Interest	475,308.30
Payment to Class CE	473,413.82

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

Interest Accrual Period
Start Date	September 25, 2007
End Date	October 25, 2007
Number of Days in Accrual Period	30

Dates:
Record Date	10/24/07
Determination Date	10/15/07
Distribution Date	10/25/07

Supplemental Interest Trust Account:
Yield Maintanance Amount	0.00

Net Swap Payment Due	38,885.61
Net Swap Payment Paid	38,885.61
Net Swap Receipt Due	0.00

Beginning Balance	16,678.41
Additions to the Swap Account	38,885.61
Withdrawals from the Swap Account	38,885.61
Ending Balance	16,678.41

Beginning Balance	16,678.41
Additions to the Supp Interest Trust Account	0.00
Withdrawals from the Supp Interest Trust Account	0.00
Ending Balance	16,678.41

Basis Risk Reserve Fund Account:
Beginning Balance	0.00
Additions to the Basis Risk Reserve Fund	1,894.48
Withdrawals from the Basis Risk Reserve Fund	1,894.48
Ending Balance	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

Pool II Available Net Funds Cap to Libor Certificates	6.798576

One-Month LIBOR for Such Distribution Date	5.131250

Pass Through Rates
	LIBOR Certificates Uncapped Pass Through Rate for Current Distribution Date	LIBOR Certificates Uncapped Pass Through Rate for Next Distribution Date
Class IIM1	5.531250	5.272500
Class IIM2	5.581250	5.322500
Class IIM3	5.731250	5.472500
Class IIM4	5.931250	5.672500
Class IIM5	6.331250	6.072500
Class IIM6	6.831250	6.572500
Class IIB1	7.131250	6.872500
Class IIB2	7.631250	7.372500

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

Certificate Interest Carryforward Detail
	Interest Carryforward Balance	Current Interest Carryforward Paid	Interest Carryforward Amount Occured	Remaining Interest Carryforward Amount
IA1	0.00	0.00	0.00	0.00
IA2	0.00	0.00	0.00	0.00
IA3	0.00	0.00	0.00	0.00
IA4	0.00	0.00	0.00	0.00
IA5	0.00	0.00	0.00	0.00
IA6	0.00	0.00	0.00	0.00
IA7	0.00	0.00	0.00	0.00
IA8	0.00	0.00	0.00	0.00
IM	0.00	0.00	0.00	0.00
IIM1	0.00	0.00	0.00	0.00
IIM2	0.00	0.00	0.00	0.00
IIM3	0.00	0.00	0.00	0.00
IIM4	0.00	0.00	0.00	0.00
IIM5	0.00	0.00	0.00	0.00
IIM6	0.00	0.00	0.00	0.00
IB1	0.00	0.00	0.00	0.00
IB2	0.00	0.00	0.00	0.00
IB3	0.00	0.00	0.00	0.00
IB4	0.00	0.00	0.00	0.00
IB5	0.00	0.00	0.00	0.00
IIB1	0.00	0.00	0.00	0.00
IIB2	0.00	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

Basis Risk Certificate Interest Carryover
	Current Certificate Interest Carryover Amount	Certificate Interest Carryover Amount Paid	Remaining Certificate Interest Carryover Amount
IIM1	0.00	0.00	0.00
IIM2	0.00	0.00	0.00
IIM3	0.00	0.00	0.00
IIM4	0.00	0.00	0.00
IIM5	0.00	0.00	0.00
IIM6	50.86	50.86	0.00
IIB1	403.09	403.09	0.00
IIB2	1,440.53	1,440.53	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

Non Supported Interest Shortfall
	Prepayment Interest Shortfalls	Relief Act Interest Shortfalls
IA1	0.00	0.00
IA2	0.00	0.00
IA3	0.00	0.00
IA4	0.00	0.00
IA5	0.00	0.00
IA6	0.00	0.00
IA7	0.00	0.00
IA8	0.00	0.00
IM	0.00	0.00
IIM1	0.00	0.00
IIM2	0.00	0.00
IIM3	0.00	0.00
IIM4	0.00	0.00
IIM5	0.00	0.00
IIM6	0.00	0.00
IB1	0.00	0.00
IB2	0.00	0.00
IB3	0.00	0.00
IB4	0.00	0.00
IB5	0.00	0.00
IIB1	0.00	0.00
IIB2	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

Deferred Certificate Amounts
	Previous Deferred Amounts	Current Deferred Amounts	Deferred Amounts Paid	Remaining Deferred Amounts
IIM1	0.00	0.00	0.00	0.00
IIM2	0.00	0.00	0.00	0.00
IIM3	0.00	0.00	0.00	0.00
IIM4	0.00	0.00	0.00	0.00
IIM5	0.00	0.00	0.00	0.00
IIM6	0.00	0.00	0.00	0.00
IIB1	0.00	0.00	0.00	0.00
IIB2	0.00	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-3
October 25, 2007

ADDITIONAL POOL PERFORMANCE INFORMATION
Pool I: Is there any materal changes to methology regarding calculations of delinquencies and charge-offs?	NO

Pool II: Is there any materal changes to methology regarding calculations of delinquencies and charge-offs?	NO

Pool I: Is there any materal modifications, extensions or waviers to pool asset terms, fees, penalities or payments during the distribution period or that have cumulatively become material over time?	NO

Pool II: Is there any materal modifications, extensions or waviers to pool asset terms, fees, penalities or payments during the distribution period or that have cumulatively become material over time?	NO

Pool I: Is there any material breaches of pool asset representations or warranties or transaction covenants?	NO

Pool II: Is there any material breaches of pool asset representations or warranties or transaction covenants?	NO

Pool I: Is there any new issuance of asset-backed securities backed by the same asset pool, or any pool asset changes?	NO

Pool II: Is there any new issuance of asset-backed securities backed by the same asset pool, or any pool asset changes?	NO

Pool I: Is there any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable,used to originate, acquire or select the new pool assests?
NO

Pool II: Is there any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable,used to originate, acquire or select the new pool assests?
NO

Copyright 2007 Bank of New York & Co. All rights reserved.